EQUITY ACCOUNTED INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Interests In Other Entities [Abstract]
Disclosure of ownership interest, voting interest, and carrying value of equity accounted investments
The following table presents the ownership interest, voting interest, and carrying values of equity accounted investments as at December 31, 2024 and 2023:

(US$ MILLIONS, except as noted)	2024	2023
Equity accounted investments
Economic interest (%)	49% – 50%	49% – 50%
Voting interest (%)	49% – 50%	49% – 50%
Carrying value	$198	$222

Disclosure of change in equity accounted investments
The following table presents the change in the equity accounted investment balance for the years ended December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Balance at beginning of year	$222	$251
Dispositions	—	(17)
Share of net income	8	4
Distributions received	(18)	(23)
Foreign currency translation	(14)	7
Balance at end of year	$198	$222

Disclosure of interests in joint ventures
The following tables present the gross assets and liabilities of the company’s equity accounted investments as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Current assets	$113	$417
Non-current assets	547	629
Total assets	660	1,046

Current liabilities	368	339
Non-current liabilities	171	282
Total liabilities	539	621
Total net assets	$121	$425
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Revenues	$177	$343	$378

Net income	16	7	36
Other comprehensive income	—	—	—
Total comprehensive income	$16	$7	$36

Disclosure of interests in associates
The following tables present the gross assets and liabilities of the company’s equity accounted investments as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Current assets	$113	$417
Non-current assets	547	629
Total assets	660	1,046

Current liabilities	368	339
Non-current liabilities	171	282
Total liabilities	539	621
Total net assets	$121	$425
The following tables present the gross amounts of revenues, net income and other comprehensive income from the company’s equity accounted investments for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
(US$ MILLIONS)	2024	2023	2022
Revenues	$177	$343	$378

Net income	16	7	36
Other comprehensive income	—	—	—
Total comprehensive income	$16	$7	$36